Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net

(6) Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Building	14,604	3,240
Office equipment, furniture and fixtures	118,145	109,767
Motor vehicles	5,275	4,163
Leasehold improvements	17,713	11,783
Total	155,737	128,953
Less: Accumulated depreciation	(138,366)	(119,717)
Construction in progress	53,640	53,640
	71,011	62,876

No impairment for property, plant and equipment was recorded for the years ended December 31, 2023, 2024 and 2025. The depreciation expenses was RMB12,761, RMB10,446 and RMB5,326 for the years ended December 31, 2023, 2024 and 2025, respectively.